The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares Prospectus Dated May 1, 2026

Royce Micro-Cap Fund
Royce Premier Fund
Royce Small-Cap Special Equity Fund

I. Effective as of September 1, 2026, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for Royce Micro-Cap Fund is deleted in its entirety and replaced with the relevant information below.

Royce Micro-Cap Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. James P. Stoeffel is the Fund’s lead portfolio manager. Portfolio Manager Andrew S. Palen manages the Fund with him. Prior to September 1, 2026, Mr. Stoeffel was co-portfolio manager (2015), lead portfolio manager (2015-2024), and portfolio manager (2024-August 2026). Prior to September 1, 2026, Mr. Palen was assistant portfolio manager (2024-August 2026).

II. Effective as of September 1, 2026, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for Royce Premier Fund is deleted in its entirety and replaced with the relevant information below.

Royce Premier Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. Portfolio Managers Lauren A. Romeo and Steven G. McBoyle manage the Fund. Prior to September 1, 2026, Ms. Romeo was co-lead portfolio manager (2022-August 2026), portfolio manager (2016-2022), and assistant portfolio manager (2006-2015). Prior to September 1, 2026, Mr. McBoyle was co-lead portfolio manager (2022-August 2026), portfolio manager (2016-2022), and assistant portfolio manager (2014-2015).

III. Effective as of September 1, 2026, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for Royce Small-Cap Special Equity Fund is deleted in its entirety and replaced with the relevant information below.

Royce Small-Cap Special Equity Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. Portfolio Managers Charles R. Dreifus, Steven G. McBoyle, and Tim Hipskind manage the Fund. Mr. Dreifus has been portfolio manager since the Fund’s inception. Mr. McBoyle became portfolio manager on September 1, 2026. He was previously assistant portfolio manager (2014-August 2026). Mr. Hipskind became portfolio manager on September 1, 2026. He was previously assistant portfolio manager (2024-August 2026).

IV. Effective as of September 1, 2026, the information appearing under the heading “Management of the Funds” for Royce Micro-Cap, Royce Premier, and Royce Small-Cap Special Equity Funds that is inconsistent with the relevant disclosure above is hereby revised accordingly.

August 27, 2026

ISI-PM-0826

The Royce Fund

Supplement to the Consultant and R Class Shares Prospectus Dated May 1, 2026

Royce Micro-Cap Fund
Royce Premier Fund
Royce Small-Cap Special Equity Fund

I. Effective as of September 1, 2026, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for Royce Micro-Cap Fund is deleted in its entirety and replaced with the relevant information below.

Royce Micro-Cap Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. James P. Stoeffel is the Fund’s lead portfolio manager. Portfolio Manager Andrew S. Palen manages the Fund with him. Prior to September 1, 2026, Mr. Stoeffel was co-portfolio manager (2015), lead portfolio manager (2015-2024), and portfolio manager (2024-August 2026). Prior to September 1, 2026, Mr. Palen was assistant portfolio manager (2024-August 2026).

II. Effective as of September 1, 2026, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for Royce Premier Fund is deleted in its entirety and replaced with the relevant information below.

Royce Premier Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. Portfolio Managers Lauren A. Romeo and Steven G. McBoyle manage the Fund. Prior to September 1, 2026, Ms. Romeo was co-lead portfolio manager (2022-August 2026), portfolio manager (2016-2022), and assistant portfolio manager (2006-2015). Prior to September 1, 2026, Mr. McBoyle was co-lead portfolio manager (2022-August 2026), portfolio manager (2016-2022), and assistant portfolio manager (2014-2015).

III. Effective as of September 1, 2026, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for Royce Small-Cap Special Equity Fund is deleted in its entirety and replaced with the relevant information below.

Royce Small-Cap Special Equity Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. Portfolio Managers Charles R. Dreifus, Steven G. McBoyle, and Tim Hipskind manage the Fund. Mr. Dreifus has been portfolio manager since the Fund’s inception. Mr. McBoyle became portfolio manager on September 1, 2026. He was previously assistant portfolio manager (2014-August 2026). Mr. Hipskind became portfolio manager on September 1, 2026. He was previously assistant portfolio manager (2024-August 2026).

IV. Effective as of September 1, 2026, the information appearing under the heading “Management of the Funds” for Royce Micro-Cap, Royce Premier, and Royce Small-Cap Special Equity Funds that is inconsistent with the relevant disclosure above is hereby revised accordingly.

August 27, 2026

CR-PM-0826